Share-Based Payments (Details) - Schedule of lists the inputs to the model used	12 Months Ended
Dec. 31, 2022 $ / shares
Share-Based Payments (Details) - Schedule of lists the inputs to the model used [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%) (note)	49.00%
Risk-free interest rate (%)	0.36%
Suboptimal factor	2.50%
Forfeiture rate	0.00%
Option life (years)	4 years 9 months 10 days
Share price (US$ per share) (in Dollars per share)	$ 8.67
2020 ESOP Plan [Member]
Share-Based Payments (Details) - Schedule of lists the inputs to the model used [Line Items]
Dividend yield (%)	0.00%
Expected volatility (%) (note)	50.00%
Risk-free interest rate (%)	0.88%
Forfeiture rate	0.00%
Option life (years)	10 years
Share price (US$ per share) (in Dollars per share)	$ 9.03
Bottom Of Range [Member] | 2020 ESOP Plan [Member]
Share-Based Payments (Details) - Schedule of lists the inputs to the model used [Line Items]
Suboptimal factor	1.00%
Top of Range | 2020 ESOP Plan [Member]
Share-Based Payments (Details) - Schedule of lists the inputs to the model used [Line Items]
Suboptimal factor	2.50%